CONTINGENT SHARES AND EARNOUT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
CONTINGENT SHARES AND EARNOUT LIABILITIES
Schedule of Contingent Shares

	2023		2022
Balance at Beginning of Year	$14,656,666		$38,428,700	(i)
Contingent Shares Issued	(4,446,000)	(ii)	5,460,000	(ii)
Change in Fair Value of Contingent Liabilities	24,378,334		(29,232,034)
Balance at End of Year	$34,589,000		$14,656,666